Exhibit 99.1

Semi-Annual Servicer’s Certificate
SWEPCO STORM RECOVERY FUNDING LLC
Southwestern Electric Power Company, as Servicer

Pursuant to Section 4.01(g)(i) of the Storm Recovery Property Servicing Agreement, dated as of December 18, 2024 (the
"Servicing Agreement"), between, SOUTHWESTERN ELECTRIC POWER COMPANY, as Servicer and THE SWEPCO STORM RECOVERY FUNDING LLC,
as Issuer, the servicer does hereby certify, for the SEPTEMBER 01, 2026
Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement Of the Indenture, as the context indicates.

	Collection Periods:	March 2026	to	August 2026
	Payment Date:		9/1/26

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 03/26 collection period (1)		2,989,025.19

ii.	Remittances for the 04/26 collection period		2,514,686.81

iii.	Remittances for the 05/26 collection period		2,006,782.86

iv.	Remittances for the 06/26 collection period		2,303,084.73

v.	Remittances for the 07/26 collection period		2,529,522.16

vi.	Remittances for the 08/26 collection period (2)		3,070,426.27

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		22,933.77

ix.	Investment Earnings on Excess Funds Subaccount		21,152.21

x.	Investment Earnings on General Subaccount		111,601.85

xi.	General Subaccount Balance (sum of i through x above)		15,569,215.85

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		1,645,333.42

xiii.	Capital Subaccount Balance as of Prior Payment Date		1,683,500.00

xiv.	Collection Account Balance (sum of xi through xiii above)		18,898,049.27

Notes:
(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in March 2026

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period.

	Exhibit B		Page 1 of 4

2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.			Tranche A-1 Outstanding Amount					317,351,012.44
ii.			Aggregate Outstanding Amount of all Tranches of the Bonds					317,351,012.44

3. Required Funding/Payments as of Current Payment Date:

			Principal
i.			Tranche A-1					8,406,872.59
ii.			For all Tranches of the Bonds					8,406,872.59

			Interest		Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
iii.			Tranche A-1		4.8800%	180	317,351,012.44	7,743,364.70
iv.			For all Tranches of the Bonds					7,743,364.70

								Required Level	Funding Required
		v.	Capital Subaccount					1,683,500.00	0.00

								1,683,500.00	0.00

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.			Trustee Fees and Expenses, Indemnity Amounts(2)					0.00

ii.			Servicing Fee					168,350.00

iii.			Administration Fee					50,000.00

iv.			Operating Expenses					31,670.00

v.			Semi-Annual Interest (including any past-due for prior periods)					7,743,364.70

				Per $1000 of Original
	Interest Tranche		Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment		7,743,364.70	$23.00
			7,743,364.70

vi.			Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

				Per $1000 of Original
1.	Tranche A-1 Principal Payment		0.00	$0.00
			0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.
(2) Subject to $200,000 cap per annum.

					Exhibit B		Page 2 of 4

vii.		Semi-Annual Principal	8,406,872.59

			Per $1000 of Original
	Interest	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	8,406,872.59	$24.97
		8,406,872.59

viii.	Other unpaid Operating Expenses (including amounts owed to the Indenture Trustee but unpaid due to cap) and any remaining amounts owed pursuant to the Basic Documents		0.00

ix.	Replenishment of Capital Subaccount (to Required Capital Amount)		1,683,500.00

x.	Return on Invested Capital released to SWEPCO		19,360.79

xi.	Deposit to Excess Funds Subaccount		794,931.19

xii.	Released to Issuer (and credited to Customers) upon Retirement of the Storm Recovery Bonds		0.00

xiii.	Aggregate Remittances as of the Current Payment Date		18,898,049.27

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.		Tranche A-1 Outstanding Amount	308,944,139.85
ii.		Aggregate Outstanding Amount of all Tranches	308,944,139.85

iii.		Excess Funds Subaccount Balance	794,931.19

iv.		Capital Subaccount Balance	1,683,500.00

v.		Aggregate Collection Account Balance	2,478,431.19

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.		Excess Funds Subaccount	1,666,485.63

ii.		Capital Subaccount	1,706,433.77

iii.		Total Withdrawals	3,372,919.40

7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest

1.		Tranche A-1 Interest Payment	0.00
			0.00

ii. Semi-annual Principal

1.		Tranche A-1 Principal Payment	0.00
			0.00

		Exhibit B	Page 3 of 4

8. Shortfalls in Payment of Permitted Return as of Current Payment Date:

i.	Permitted Return		0.00

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		0.00

IN WITNESS HEREOF, the undersigned has duly executed and

delivered this Servicer’s Certificate this 28th day of August, 2026.

			SOUTHWESTERN ELECTRIC POWER COMPANY
			as Servicer
		By:

			/s/ Marc B. Hunter
			Name:	Marc B. Hunter
			Title:	Assistant Treasurer

		Exhibit B	Page 4 of 4